Interim consolidated statement of changes in equity - EUR (€) € in Thousands		Total	Share capital [member]	Share premium [member]	Other reserves [member]	[1],[2]	Capital redemption reserve [member] [2]	Accumulated Deficit [Member] [2]
Beginning balance at Dec. 31, 2021		€ 43,639	€ 78,585	€ 6,317	€ 33,172		€ 234,562	€ (308,997)
Share-based payments		1,076			1,076
Total transactions with owners, recognized directly in equity		1,076	0	0	1,076		0	0
Loss for the period		(14,056)						(14,056)
Currency Translation differences		(9)			(9)
Remeasurements of defined benefit obligation		0
Total comprehensive loss for the period		(14,065)	0	0	(9)		0	(14,056)
Ending balance at Jun. 30, 2022		30,650	78,585	6,317	34,239		234,562	(323,053)
Share-based payments		548			548
Total transactions with owners, recognized directly in equity		548	0	0	548		0	0
Loss for the period		(26,879)						(26,879)
Currency Translation differences		13			13
Remeasurements of defined benefit obligation		(15)						(15)
Total comprehensive loss for the period		(26,881)	0	0	13		0	(26,894)
Ending balance at Dec. 31, 2022		4,317	78,585	6,317	34,800		234,562	(349,947)
Share-based payments	[3]	443			443
Total transactions with owners, recognized directly in equity		443		0	443		0	0
Loss for the period		(3,740)						(3,740)
Currency Translation differences		(1)			(1)
Remeasurements of defined benefit obligation		0
Total comprehensive loss for the period		(3,741)		0	(1)		0	(3,740)
Ending balance at Jun. 30, 2023		€ 1,019	€ 78,585	€ 6,317	€ 35,242		€ 234,562	€ (353,687)

[1]	Other reserves include Share-base payment reserve, Other equity reserve from conversion of convertible loan in 2013 and Currency Translation Difference.
[2]	Pursuant to Belgian law (“BCCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of the Company’s standalone non-consolidated statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. For more information, see note 2.5.12.
[3]	There have been no new issuance of warrants during the first semester of 2023 but the Group recognized vesting costs in continuity with previous warrants plans and taking into account the warrants granted during the six-month period ended June 30, 2023.